Summary of Nonvested Performance Stock Unit Activity (Detail) - Performance Shares shares in Thousands	12 Months Ended
Dec. 31, 2014 $ / shares shares
PSUs shares
Nonvested Units at beginning of year | shares	42
Granted | shares	24
Vested | shares	(24)
Transferred | shares	5
Forfeited | shares	0
Nonvested Units at end of year | shares	47
PSUs weighted-average grant date fair value
Weighted-average grant date fair value Nonvested Units at beginning of year | $ / shares	$ 70.03
Weighted-average grant date fair value Granted | $ / shares	61.81
Weighted-average grant date fair value Vested | $ / shares	71.51
Transferred | $ / shares	65.27
Weighted-average grant date fair value Forfeited | $ / shares	0
Weighted-average grant date fair value Nonvested Units at end of year | $ / shares	$ 64.54